Common Stock, Stock Option Plans and Stock Compensation Agreements (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2014 StockBasedCompensationPlans		Dec. 29, 2013		Dec. 30, 2012
Restricted Share Units (Textual)
Number of stock-based compensation plan	3
Number of shares authorized for issuance under long-term incentive plan	650,000,000
Shares available for future grants under long-term incentive plan	530,000,000
Compensation cost charged for Long term incentive plan	$ 792		$ 728		$ 662
Total income tax benefit recognized	259		243		220
Total compensation cost not yet recognized for option	722		636		565
Weighted average period for total compensation cost not yet recognized	1 year 2 months 5 days		1 year 3 months 4 days		1 year 7 days
Stock options expiration date	10 years
Average fair value of option granted	$ 8.42		$ 4.88		$ 6.39
Total intrinsic value of options exercised	954		941		547
Stock Options Outstanding	115,712,000		119,556,000		134,351,000
Stock Option Average life	5 years 8 months 12 days	[1]	5 years 1 month 6 days	[1]	4 years 3 months 18 days	[1]
Stock options exercisable			75,210,000		104,860,000
Stock options average price			$ 62.01		$ 61.15
Restricted Stock Units (RSUs) [Member]
Restricted Share Units (Textual)
Average fair value of RSU's and PSU's granted	$ 83.01		$ 65.90		$ 58.93
Fair Value of restricted share units settled	541.0		569.2		483.2
Performance Shares [Member]
Restricted Share Units (Textual)
Award vesting period	3 years
Average fair value of RSU's and PSU's granted	$ 85.94		$ 73.42		$ 55.01
Fair Value of restricted share units settled	$ 1.4
Minimum [Member] | Employee Stock Option [Member]
Restricted Share Units (Textual)
Award vesting period	6 months
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Restricted Share Units (Textual)
Award vesting period	6 months
Minimum [Member] | Performance Shares [Member]
Restricted Share Units (Textual)
Award vesting period	6 months
Maximum [Member] | Employee Stock Option [Member]
Restricted Share Units (Textual)
Award vesting period	4 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Restricted Share Units (Textual)
Award vesting period	3 years
Maximum [Member] | Performance Shares [Member]
Restricted Share Units (Textual)
Award vesting period	3 years

[1]	Average contractual life remaining in years.